Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee may grant equity-based awards under the Company’s 2019 Stock Incentive Plan (or the Company’s Amended and Restated Inducement Plan (as defined below), in the case of new-hire awards) in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and other equity-based awards. The Compensation Committee approves equity awards at one of its regularly scheduled meetings, or at such other times as appropriate or necessary, and generally, for annual equity awards, after the Compensation Committee has completed its annual compensation review for the CEO and other NEOs. The Compensation Committee has also delegated the authority to grant equity awards to certain non-executive officer employees to a sub-committee, which sub-committee generally meets to approve the applicable equity awards on or about the 15th day of each month. We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards.

Award Timing Method
The Compensation Committee may grant equity-based awards under the Company’s 2019 Stock Incentive Plan (or the Company’s Amended and Restated Inducement Plan (as defined below), in the case of new-hire awards) in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and other equity-based awards. The Compensation Committee approves equity awards at one of its regularly scheduled meetings, or at such other times as appropriate or necessary, and generally, for annual equity awards, after the Compensation Committee has completed its annual compensation review for the CEO and other NEOs. The Compensation Committee has also delegated the authority to grant equity awards to certain non-executive officer employees to a sub-committee, which sub-committee generally meets to approve the applicable equity awards on or about the 15th day of each month. We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee approves equity awards at one of its regularly scheduled meetings, or at such other times as appropriate or necessary, and generally, for annual equity awards, after the Compensation Committee has completed its annual compensation review for the CEO and other NEOs. The Compensation Committee has also delegated the authority to grant equity awards to certain non-executive officer employees to a sub-committee, which sub-committee generally meets to approve the applicable equity awards on or about the 15th day of each month. We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards.
MNPI Disclosure Timed for Compensation Value	false